Discontinued Operations (Details) - Changyou [Member] - USD ($) $ in Millions		1 Months Ended
	Aug. 10, 2023	Jan. 31, 2011	May 31, 2010
Discontinued Operations [Line Items]
Disposal gain/loss	$ 35.4
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest
Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Cinema Advertising [Member]
Discontinued Operations [Line Items]
Percentage of acquired equity interests		50.00%	50.00%